Inventories - Schedule of Inventories (Details) (10-K) - USD ($)	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Inventory Disclosure [Abstract]
Finished goods	$ 650,213	$ 96,750	$ 240,917
Raw materials	774,588	1,383,630	98,937
Packing supplies and materials			571
Total inventories	$ 1,424,801	$ 1,480,380	$ 340,425